Schedule of finance income/(expenses), net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Total	$ 1,824	$ (2,149)	$ 16,364	$ (4,055)
Dror Ortho Design Ltd [Member]
Exchange differences					$ 3,410	$ (69,286)
Bank fees					(1,668)	(3,392)
Total					$ 1,742	$ (72,678)